Shareholder Report, Holdings (Details) - C000004197	Jan. 31, 2025
30303M102
Holdings [Line Items]
Percent of Net Asset Value	14.70%
023135106
Holdings [Line Items]
Percent of Net Asset Value	9.70%
02079K305
Holdings [Line Items]
Percent of Net Asset Value	7.50%
46120E602
Holdings [Line Items]
Percent of Net Asset Value	6.90%
67066G104
Holdings [Line Items]
Percent of Net Asset Value	6.80%
037833100
Holdings [Line Items]
Percent of Net Asset Value	5.50%
461202103
Holdings [Line Items]
Percent of Net Asset Value	5.00%
G1151C101
Holdings [Line Items]
Percent of Net Asset Value	3.10%
882508104
Holdings [Line Items]
Percent of Net Asset Value	2.90%
22788C105
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Materials
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Industrials
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Financials
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Communications
Holdings [Line Items]
Percent of Net Asset Value	22.20%
Technology
Holdings [Line Items]
Percent of Net Asset Value	42.10%
InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	99.40%
InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.60%